Supplemental cash flow information	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Supplemental cash flow information	Supplemental cash flow information:
a) Changes in non-cash working capital:
Changes in non-cash working capital for the years ended December 31, 2022 and 2021 are as follows:

For the years ended December 31	2022	2021
Changes in non-cash working capital:
Trade and other receivables	$50,442	$(139,367)
Inventories	19,785	(150,860)
Prepaid expenses	(2,622)	(2,217)
Trade, other payables and accrued liabilities	(46,751)	234,998
	20,854	(57,446)
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid and received	59,283	(31,924)
Changes in non-cash working capital	$80,137	$(89,370)
These changes relate to the following activities:
Operating	$54,122	$(83,109)
Financing	1,771	1,350
Investing	24,244	(7,611)
Changes in non-cash working capital	$80,137	$(89,370)

b) Reconciliation of movements in liabilities to cash flows arising from financing activities:

	Long term debt (note 8)	Lease obligations (note 9)
Balance at December 31, 2021	$2,158,192	$717,101

Changes from financing cash flows
Repayment of long-term debt and financing fees	(9,151)	—
Payment of lease obligations	—	(105,863)
Total changes from financing cash flows	(9,151)	(105,863)

Liability-related other changes
Finance costs	2,472	—
New lease obligations	—	262,470
Other	—	(3,545)
Total liability-related other changes	2,472	258,925
Balance at December 31, 2022	$2,151,513	$870,163